Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
AECC Aviation Power Co. Ltd., Class A	97,798	$536,546
Avicopter PLC, Class A	31,599	159,879
Kuang-Chi Technologies Co. Ltd., Class A	78,740	503,593
		1,200,018
Air Freight & Logistics — 0.6%
SF Holding Co. Ltd., Class A	181,215	1,025,775
YTO Express Group Co. Ltd., Class A	128,144	307,684
		1,333,459
Automobile Components — 1.2%
Bethel Automotive Safety Systems Co. Ltd., Class A	22,520	158,747
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	8,697	158,376
Fuyao Glass Industry Group Co. Ltd., Class A	69,500	658,537
Huayu Automotive Systems Co. Ltd., Class A	112,000	321,181
Huizhou Desay Sv Automotive Co. Ltd., Class A	21,000	349,856
Ningbo Tuopu Group Co. Ltd., Class A	63,537	661,873
Sailun Group Co. Ltd., Class A	125,100	269,482
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	83,400	199,122
		2,777,174
Automobiles — 2.8%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	83,400	597,709
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	208,500	244,399
BYD Co. Ltd., Class A	199,418	2,823,862
Chongqing Changan Automobile Co. Ltd., Class A	308,838	537,200
Great Wall Motor Co. Ltd., Class A	97,363	311,469
Guangzhou Automobile Group Co. Ltd., Class A	222,400	244,543
SAIC Motor Corp. Ltd., Class A	278,806	651,386
Seres Group Co. Ltd., Class A	60,700	1,323,660
		6,734,228
Banks — 12.5%
Agricultural Bank of China Ltd., Class A	3,127,500	3,494,708
Bank of Beijing Co. Ltd., Class A	772,300	606,036
Bank of Changsha Co. Ltd., Class A	153,300	206,008
Bank of Chengdu Co. Ltd., Class A	153,177	361,537
Bank of China Ltd., Class A	1,459,500	1,149,856
Bank of Communications Co. Ltd., Class A	1,959,902	1,976,774
Bank of Hangzhou Co. Ltd., Class A	264,188	582,255
Bank of Jiangsu Co. Ltd., Class A	681,100	1,030,695
Bank of Nanjing Co. Ltd., Class A	443,780	704,581
Bank of Ningbo Co. Ltd., Class A	240,421	956,929
Bank of Shanghai Co. Ltd., Class A	528,669	704,288
Bank of Suzhou Co. Ltd., Class A	166,800	193,635
China CITIC Bank Corp. Ltd., Class A	444,800	483,629
China Construction Bank Corp., Class A	778,400	998,223
China Everbright Bank Co. Ltd., Class A	1,709,700	801,614
China Merchants Bank Co. Ltd., Class A	764,502	4,391,222
China Minsheng Banking Corp. Ltd., Class A	1,319,480	724,183
China Zheshang Bank Co. Ltd., Class A	792,300	332,553
Chongqing Rural Commercial Bank Co. Ltd., Class A	333,630	324,094
CNPC Capital Co. Ltd., Class A	305,840	448,566
Huaxia Bank Co. Ltd., Class A	486,760	465,332
Industrial & Commercial Bank of China Ltd., Class A	2,321,300	2,536,503
Industrial Bank Co. Ltd., Class A	778,447	2,211,723
Ping An Bank Co. Ltd., Class A	709,356	1,127,168
Postal Savings Bank of China Co. Ltd., Class A	1,112,000	897,737
Shanghai Pudong Development Bank Co. Ltd., Class A	1,112,020	1,795,328
Shanghai Rural Commercial Bank Co. Ltd., Class A	361,400	432,751
		29,937,928
Security	Shares	Value
Beverages — 6.8%
Anhui Gujing Distillery Co. Ltd., Class A	14,799	$334,557
Beijing Yanjing Brewery Co. Ltd., Class A	97,300	160,576
Eastroc Beverage Group Co. Ltd., Class A	18,380	722,295
Jiangsu King's Luck Brewery JSC Ltd., Class A	41,740	227,396
Jiangsu Yanghe Distillery Co. Ltd., Class A	55,600	552,583
Kweichow Moutai Co. Ltd., Class A	46,289	9,297,638
Luzhou Laojiao Co. Ltd., Class A	55,600	1,049,662
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	45,641	1,221,121
Tsingtao Brewery Co. Ltd., Class A	27,800	256,320
Wuliangye Yibin Co. Ltd., Class A	142,914	2,387,283
		16,209,431
Biotechnology — 0.6%
Beijing Tiantan Biological Products Corp. Ltd., Class A	71,060	183,771
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(a)	42,677	338,026
Chongqing Zhifei Biological Products Co. Ltd., Class A	87,700	253,403
Hualan Biological Engineering Inc., Class A	69,552	157,391
Imeik Technology Development Co. Ltd., Class A	12,720	285,677
Shanghai RAAS Blood Products Co. Ltd., Class A	236,300	223,618
		1,441,886
Broadline Retail — 0.1%
CCOOP Group Co. Ltd., Class A(a)	667,200	251,038
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	56,400	188,189
Capital Markets — 7.1%
Beijing Compass Technology Development Co. Ltd., Class A(a)	21,500	436,369
BOC International China Co. Ltd., Class A	97,700	192,901
Caitong Securities Co. Ltd., Class A	167,251	201,932
Capital Securities Co. Ltd., Class A	69,500	202,910
Changjiang Securities Co. Ltd., Class A	208,900	258,691
China Galaxy Securities Co. Ltd., Class A	264,100	651,846
China Great Wall Securities Co. Ltd., Class A	153,300	238,010
China International Capital Corp. Ltd., Class A	112,800	583,648
China Merchants Securities Co. Ltd., Class A	278,607	677,872
CITIC Securities Co. Ltd., Class A	445,470	1,838,629
CSC Financial Co. Ltd., Class A	153,739	565,400
Dongxing Securities Co. Ltd., Class A	125,139	222,537
East Money Information Co. Ltd., Class A	578,439	2,072,096
Everbright Securities Co. Ltd., Class A	139,400	364,156
Founder Securities Co. Ltd., Class A	306,000	353,593
GF Securities Co. Ltd., Class A	222,800	706,445
Guolian Securities Co. Ltd., Class A	139,000	214,845
Guosen Securities Co. Ltd., Class A	236,300	465,902
Guotai Haitong Securities Co. Ltd.	514,345	1,400,105
Guoyuan Securities Co. Ltd., Class A	166,844	205,250
Hithink RoyalFlush Information Network Co. Ltd., Class A	20,600	1,049,098
Huatai Securities Co. Ltd., Class A	265,700	810,682
Industrial Securities Co. Ltd., Class A	323,808	312,952
Nanjing Securities Co. Ltd., Class A	139,400	165,764
Orient Securities Co. Ltd., Class A	272,321	416,433
SDIC Capital Co. Ltd., Class A	238,700	262,756
Shenwan Hongyuan Group Co. Ltd., Class A	823,300	632,227
Sinolink Securities Co. Ltd., Class A	139,400	193,280
SooChow Securities Co. Ltd., Class A	180,760	243,471
Southwest Securities Co. Ltd., Class A	250,600	166,708
Tianfeng Securities Co. Ltd., Class A(a)	375,300	276,048
Western Securities Co. Ltd., Class A	168,020	202,635
Zheshang Securities Co. Ltd., Class A	167,627	273,460

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Zhongtai Securities Co. Ltd., Class A	250,200	$245,190
		17,103,841
Chemicals — 3.8%
Ganfeng Lithium Group Co. Ltd., Class A	60,470	586,129
Guangzhou Tinci Materials Technology Co. Ltd., Class A	69,520	389,094
Hengli Petrochemical Co. Ltd., Class A	265,115	668,180
Hoshine Silicon Industry Co. Ltd., Class A	35,640	248,123
Huafon Chemical Co. Ltd., Class A	181,300	228,360
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	305,800	221,907
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	250,200	324,834
LB Group Co. Ltd., Class A	83,809	216,689
Meihua Holdings Group Co. Ltd., Class A	111,200	174,335
Ningxia Baofeng Energy Group Co. Ltd., Class A	264,700	685,465
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	194,650	677,103
Rongsheng Petrochemical Co. Ltd., Class A	375,301	536,843
Satellite Chemical Co. Ltd., Class A	125,177	314,813
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	84,260	303,567
Shanghai Putailai New Energy Technology Co. Ltd., Class A	78,214	320,904
Tianqi Lithium Corp., Class A(a)	55,600	417,010
Wanhua Chemical Group Co. Ltd., Class A	119,900	1,053,863
Yunnan Yuntianhua Co. Ltd., Class A	69,500	280,601
Zangge Mining Co. Ltd., Class A	58,600	484,495
Zhejiang Juhua Co. Ltd., Class A	97,700	484,441
Zhejiang Longsheng Group Co. Ltd., Class A	125,500	185,558
Zhejiang NHU Co. Ltd., Class A	111,368	379,980
		9,182,294
Commercial Services & Supplies — 0.1%
Zhejiang Weiming Environment Protection Co. Ltd., Class A	69,513	211,204
Communications Equipment — 2.1%
Guangzhou Haige Communications Group Inc. Co., Class A	83,400	137,096
Hengtong Optic-Electric Co. Ltd., Class A	89,700	281,583
Suzhou TFC Optical Communication Co. Ltd., Class A	30,592	673,683
Yealink Network Technology Corp. Ltd., Class A	41,777	211,011
Zhongji Innolight Co. Ltd., Class A	41,743	2,752,619
ZTE Corp., Class A	146,200	891,213
		4,947,205
Construction & Engineering — 1.5%
China Energy Engineering Corp. Ltd., Class A	1,195,400	404,406
China National Chemical Engineering Co. Ltd., Class A	222,610	241,569
China Railway Group Ltd., Class A	751,600	592,954
China State Construction Engineering Corp. Ltd., Class A	1,515,100	1,154,881
Metallurgical Corp. of China Ltd., Class A	653,300	320,135
Power Construction Corp. of China Ltd., Class A	639,400	506,155
Sichuan Road & Bridge Group Co. Ltd., Class A	264,100	351,472
		3,571,572
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	152,900	497,803
China Jushi Co. Ltd., Class A	153,250	352,556
		850,359
Consumer Staples Distribution & Retail — 0.2%
Yifeng Pharmacy Chain Co. Ltd., Class A	41,939	143,794
Yonghui Superstores Co. Ltd., Class A(a)	333,600	218,907
		362,701
Security	Shares	Value
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd., Class A	203,000	$525,438
Electrical Equipment — 7.5%
China XD Electric Co. Ltd., Class A	194,600	217,835
CNGR Advanced Material Co. Ltd., Class A	27,860	180,022
Contemporary Amperex Technology Co. Ltd., Class A	162,067	8,848,334
Dongfang Electric Corp. Ltd., Class A	111,290	325,830
Eve Energy Co. Ltd., Class A	69,582	812,618
GEM Co. Ltd., Class A	194,696	232,687
Goldwind Science & Technology Co. Ltd., Class A	125,151	275,960
Goneo Group Co. Ltd., Class A	27,871	170,881
Gotion High-tech Co. Ltd., Class A	71,000	453,930
Jiangsu Zhongtian Technology Co. Ltd., Class A	126,100	299,845
NARI Technology Co. Ltd., Class A	292,388	994,838
Ningbo Deye Technology Co. Ltd., Class A	33,689	352,204
Ningbo Orient Wires & Cables Co. Ltd., Class A	27,800	244,596
Ningbo Sanxing Medical Electric Co. Ltd., Class A	56,000	176,111
Shanghai Electric Group Co. Ltd., Class A(a)	472,650	617,717
Sungrow Power Supply Co. Ltd., Class A	76,920	2,049,327
Sunwoda Electronic Co. Ltd., Class A	69,799	351,345
TBEA Co. Ltd., Class A	180,720	496,784
Zhejiang Chint Electrics Co. Ltd., Class A	83,400	335,794
Zhejiang Huayou Cobalt Co. Ltd., Class A	60,312	549,069
		17,985,727
Electronic Equipment, Instruments & Components — 8.8%
Accelink Technologies Co. Ltd., Class A	27,800	245,297
Avary Holding Shenzhen Co. Ltd., Class A	86,400	635,956
BOE Technology Group Co. Ltd., Class A	1,362,228	776,474
Chaozhou Three-Circle Group Co. Ltd., Class A	70,100	488,568
China Railway Signal & Communication Corp. Ltd., Class A	278,000	207,177
Eoptolink Technology Inc. Ltd., Class A	37,880	1,817,418
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	500,400	191,033
Foxconn Industrial Internet Co. Ltd., Class A	486,506	4,899,191
GoerTek Inc., Class A	125,904	579,784
Huagong Tech Co. Ltd., Class A	41,700	467,239
Lens Technology Co. Ltd., Class A	181,100	747,522
Lingyi iTech Guangdong Co., Class A	252,600	553,929
Luxshare Precision Industry Co. Ltd., Class A	264,368	2,338,805
Maxscend Microelectronics Co. Ltd., Class A	21,156	221,677
OFILM Group Co. Ltd., Class A(a)	125,100	216,728
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	12,146	233,421
Shengyi Technology Co. Ltd., Class A	83,482	751,636
Shennan Circuits Co. Ltd., Class A	24,647	740,889
Shenzhen Kinwong Electronic Co. Ltd., Class A	27,800	283,035
SUPCON Technology Co. Ltd., Class A	27,828	204,359
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	69,100	664,238
TCL Technology Group Corp., Class A	708,981	429,258
Unisplendour Corp. Ltd., Class A	100,791	383,232
Victory Giant Technology Huizhou Co. Ltd., Class A	32,300	1,326,739
Wingtech Technology Co. Ltd., Class A(a)	47,611	300,470
Wuhan Guide Infrared Co. Ltd., Class A(a)	156,504	304,938
WUS Printed Circuit Kunshan Co. Ltd., Class A	69,520	690,231
Zhejiang Dahua Technology Co. Ltd., Class A	111,200	319,320
		21,018,564
Energy Equipment & Services — 0.1%
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	41,785	293,212

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	83,693	$244,010
Beijing Enlight Media Co. Ltd., Class A	111,200	264,680
Giant Network Group Co. Ltd., Class A	69,500	342,345
Mango Excellent Media Co. Ltd., Class A	71,880	297,304
		1,148,339
Food Products — 2.3%
Angel Yeast Co. Ltd., Class A	31,696	172,735
Foshan Haitian Flavouring & Food Co. Ltd., Class A	167,219	894,915
Guangdong Haid Group Co. Ltd., Class A	56,099	459,827
Henan Shuanghui Investment & Development Co. Ltd., Class A	125,500	453,474
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	237,044	912,556
Muyuan Foods Co. Ltd., Class A	194,659	1,375,631
New Hope Liuhe Co. Ltd., Class A	166,800	227,830
Wens Foodstuff Group Co. Ltd., Class A	250,246	637,852
Yihai Kerry Arawana Holdings Co. Ltd., Class A	70,300	317,226
		5,452,046
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	98,500	269,908
Ground Transportation — 0.8%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,808,200	1,316,678
Daqin Railway Co. Ltd., Class A	736,700	592,545
		1,909,223
Health Care Equipment & Supplies — 1.1%
APT Medical Inc., Class A	4,383	169,882
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	42,300	213,904
Shanghai United Imaging Healthcare Co. Ltd., Class A	28,772	564,908
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,834	1,353,532
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	27,800	238,077
		2,540,303
Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A	347,581	597,292
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	56,000	207,104
Huadong Medicine Co. Ltd., Class A	69,525	405,436
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	97,709	245,941
		1,455,773
Household Durables — 1.6%
Beijing Roborock Technology Co. Ltd., Class A	10,912	250,209
Ecovacs Robotics Co. Ltd., Class A	22,300	279,991
Gree Electric Appliances Inc. of Zhuhai, Class A	101,200	565,068
Haier Smart Home Co. Ltd., Class A	222,400	837,446
Midea Group Co. Ltd., Class A	134,100	1,438,425
Oppein Home Group Inc., Class A	17,383	130,556
Sichuan Changhong Electric Co. Ltd., Class A	166,800	238,694
		3,740,389
Independent Power and Renewable Electricity Producers — 3.5%
CGN Power Co. Ltd., Class A	583,800	322,883
China National Nuclear Power Co. Ltd., Class A	750,647	946,176
China Three Gorges Renewables Group Co. Ltd., Class A	1,056,400	630,199
China Yangtze Power Co. Ltd., Class A	903,588	3,564,699
Datang International Power Generation Co. Ltd., Class A	459,500	234,767
GD Power Development Co. Ltd., Class A	653,300	485,142
Huadian Power International Corp. Ltd., Class A	319,700	242,871
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Huaneng Power International Inc., Class A	335,200	$382,620
SDIC Power Holdings Co. Ltd., Class A	292,300	588,936
Shenergy Co. Ltd., Class A	180,700	208,761
Sichuan Chuantou Energy Co. Ltd., Class A	180,900	373,823
Wintime Energy Group Co. Ltd., Class A	820,100	185,328
Zhejiang Zheneng Electric Power Co. Ltd., Class A	417,000	301,996
		8,468,201
Insurance — 2.6%
China Life Insurance Co. Ltd., Class A	98,100	605,745
China Pacific Insurance Group Co. Ltd., Class A	250,216	1,246,973
New China Life Insurance Co. Ltd., Class A	83,400	793,754
People's Insurance Co. Group of China Ltd. (The), Class A	348,800	413,435
Ping An Insurance Group Co. of China Ltd., Class A	403,123	3,273,664
		6,333,571
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd., Class A(a)	41,700	269,819
IT Services — 0.2%
Isoftstone Information Technology Group Co. Ltd., Class A	34,550	258,091
Range Intelligent Computing Technology Group Co. Ltd., Class A	43,280	306,744
		564,835
Life Sciences Tools & Services — 0.7%
Hangzhou Tigermed Consulting Co. Ltd., Class A	13,904	116,814
Pharmaron Beijing Co. Ltd., Class A	55,650	261,640
WuXi AppTec Co. Ltd., Class A	91,948	1,282,433
		1,660,887
Machinery — 3.0%
China CSSC Holdings Ltd., Class A	278,000	1,402,249
CRRC Corp. Ltd., Class A	894,590	962,128
Jiangsu Hengli Hydraulic Co. Ltd., Class A	47,224	636,905
Sany Heavy Industry Co. Ltd., Class A	305,850	950,406
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	27,800	261,172
Shenzhen Inovance Technology Co. Ltd., Class A	47,161	509,535
Weichai Power Co. Ltd., Class A	250,200	525,570
XCMG Construction Machinery Co. Ltd., Class A	432,300	645,682
Yutong Bus Co. Ltd., Class A	83,600	379,413
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	69,600	488,042
Zhuzhou CRRC Times Electric Co. Ltd., Class A	27,869	204,135
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	264,150	302,889
		7,268,126
Marine Transportation — 0.4%
Cosco Shipping Holdings Co. Ltd., Class A	458,750	966,519
Media — 0.3%
Focus Media Information Technology Co. Ltd., Class A	529,060	575,023
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	97,300	137,645
		712,668
Metals & Mining — 5.7%
Aluminum Corp. of China Ltd., Class A	488,016	683,686
Baoshan Iron & Steel Co. Ltd., Class A	809,470	837,770
Chifeng Jilong Gold Mining Co. Ltd., Class A	58,600	243,997
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	134,400	958,625
China Rare Earth Resources & Technology Co. Ltd., Class A(a)	41,700	308,529
Citic Pacific Special Steel Group Co. Ltd., Class A	125,100	256,234

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
CMOC Group Ltd., Class A	640,400	$1,533,444
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	83,400	289,344
Huaibei Mining Holdings Co. Ltd., Class A	97,300	181,368
Hunan Valin Steel Co. Ltd., Class A	253,340	205,304
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,668,000	594,830
Jiangxi Copper Co. Ltd., Class A	69,900	403,030
Jinduicheng Molybdenum Co. Ltd., Class A	112,200	236,659
Shandong Gold Mining Co. Ltd., Class A	139,028	700,901
Shandong Nanshan Aluminum Co. Ltd., Class A	430,900	278,774
Shanjin International Gold Co. Ltd., Class A	97,320	297,052
Tianshan Aluminum Group Co. Ltd., Class A	170,300	319,370
Tongling Nonferrous Metals Group Co. Ltd., Class A	473,400	351,206
Western Mining Co. Ltd., Class A	83,400	280,902
Western Superconducting Technologies Co. Ltd., Class A	29,499	323,714
Xiamen Tungsten Co. Ltd., Class A	56,068	281,108
Yunnan Aluminium Co. Ltd., Class A	125,300	404,152
Zhongjin Gold Corp. Ltd., Class A	180,700	560,469
Zijin Mining Group Co. Ltd., Class A	750,675	3,207,311
		13,737,779
Oil, Gas & Consumable Fuels — 2.7%
China Merchants Energy Shipping Co. Ltd., Class A	296,900	385,096
China Petroleum & Chemical Corp., Class A	1,196,443	919,018
China Shenhua Energy Co. Ltd., Class A	236,399	1,410,603
Cosco Shipping Energy Transportation Co. Ltd., Class A	152,949	288,693
Guanghui Energy Co. Ltd., Class A	237,483	175,678
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	83,400	295,875
PetroChina Co. Ltd., Class A	792,300	1,018,804
Shaanxi Coal Industry Co. Ltd., Class A	361,401	1,151,544
Shanxi Coking Coal Energy Group Co. Ltd., Class A	208,560	214,333
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	111,740	232,151
Yankuang Energy Group Co. Ltd., Class A	222,485	459,677
		6,551,472
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	98,100	195,834
Passenger Airlines — 0.8%
Air China Ltd., Class A(a)	472,600	521,858
China Eastern Airlines Corp. Ltd., Class A(a)	626,300	422,218
China Southern Airlines Co. Ltd., Class A(a)	417,024	390,571
Hainan Airlines Holding Co. Ltd., Class A(a)	1,584,600	393,828
Spring Airlines Co. Ltd., Class A	36,900	277,556
		2,006,031
Pharmaceuticals — 2.7%
Beijing Tong Ren Tang Co. Ltd., Class A	52,200	248,260
Changchun High-Tech Industry Group Co. Ltd., Class A	15,640	246,528
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	56,120	227,170
CSPC Innovation Pharmaceutical Co. Ltd., Class A	55,640	276,608
Dong-E-E-Jiao Co. Ltd., Class A	27,800	185,234
Haisco Pharmaceutical Group Co. Ltd., Class A	27,800	221,168
Humanwell Healthcare Group Co. Ltd., Class A	55,600	164,899
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	237,482	2,136,357
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,200	229,455
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	69,563	284,964
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	42,200	353,111
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	8,445	442,419
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	56,000	275,045
Security	Shares	Value
Pharmaceuticals (continued)
Yunnan Baiyao Group Co. Ltd., Class A	69,560	$553,375
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	23,399	585,008
		6,429,601
Real Estate Management & Development — 0.9%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	337,500	447,611
China Vanke Co. Ltd., Class A(a)	361,400	318,188
Hainan Airport Infrastructure Co. Ltd., Class A	417,000	288,917
Poly Developments and Holdings Group Co. Ltd., Class A	444,831	457,583
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	57,200	357,882
Youngor Fashion Co. Ltd., Class A	166,894	175,721
		2,045,902
Semiconductors & Semiconductor Equipment — 8.5%
ACM Research Shanghai Inc., Class A	9,379	233,676
Advanced Micro-Fabrication Equipment Inc./China, Class A	24,712	969,475
Amlogic Shanghai Co. Ltd., Class A(a)	16,851	203,383
Bestechnic Shanghai Co. Ltd., Class A	5,182	178,962
Cambricon Technologies Corp. Ltd., Class A(a)	15,376	2,967,531
China Resources Microelectronics Ltd., Class A	51,912	369,810
CSI Solar Co. Ltd., Class A	139,884	304,272
Flat Glass Group Co. Ltd., Class A	69,900	181,727
GalaxyCore Inc., Class A	78,600	176,142
GigaDevice Semiconductor Inc., Class A	24,457	755,447
Hangzhou First Applied Material Co. Ltd., Class A	93,054	205,098
Hangzhou Silan Microelectronics Co. Ltd., Class A	55,600	248,649
Hwatsing Technology Co. Ltd., Class A	11,645	224,441
Hygon Information Technology Co. Ltd., Class A	86,210	2,776,013
Ingenic Semiconductor Co. Ltd., Class A	16,500	200,988
JA Solar Technology Co. Ltd., Class A(a)	111,280	219,872
JCET Group Co. Ltd., Class A	65,900	370,416
Jinko Solar Co. Ltd., Class A(a)	361,400	294,736
LONGi Green Energy Technology Co. Ltd., Class A(a)	278,046	823,644
Loongson Technology Corp. Ltd., Class A(a)	14,807	286,511
Montage Technology Co. Ltd., Class A	44,216	846,278
National Silicon Industry Group Co. Ltd., Class A(a)	98,600	316,433
NAURA Technology Group Co. Ltd., Class A	26,330	1,504,301
Nexchip Semiconductor Corp., Class A	76,972	362,350
OmniVision Integrated Circuits Group Inc.	45,155	828,452
Piotech Inc., Class A	11,782	504,511
Rockchip Electronics Co. Ltd., Class A	14,500	369,389
Sanan Optoelectronics Co. Ltd., Class A	166,800	325,018
SG Micro Corp., Class A	24,853	256,898
Shenzhen Goodix Technology Co. Ltd., Class A	19,300	222,744
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	139,023	184,633
Tianshui Huatian Technology Co. Ltd., Class A	127,200	215,525
TongFu Microelectronics Co. Ltd., Class A	55,600	331,847
Tongwei Co. Ltd., Class A(a)	166,893	580,333
Trina Solar Co. Ltd., Class A(a)	83,400	238,356
Unigroup Guoxin Microelectronics Co. Ltd., Class A	31,279	358,792
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	19,021	425,185
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	70,062	294,723
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	41,701	228,391
		20,384,952

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 1.4%
360 Security Technology Inc., Class A	250,200	$420,487
Beijing Kingsoft Office Software Inc., Class A	17,024	857,932
China National Software & Service Co. Ltd., Class A(a)	27,820	204,203
Empyrean Technology Co. Ltd., Class A	14,300	242,973
Hundsun Technologies Inc., Class A	70,282	310,475
Iflytek Co. Ltd., Class A	83,450	651,613
Jiangsu Hoperun Software Co. Ltd., Class A(a)	27,800	240,383
Shanghai Baosight Software Co. Ltd., Class A	83,505	269,576
Yonyou Network Technology Co. Ltd., Class A(a)	125,349	274,678
		3,472,320
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A	69,541	742,834
HLA Group Corp. Ltd., Class A	181,009	157,318
		900,152
Technology Hardware, Storage & Peripherals — 1.0%
Anker Innovations Technology Co. Ltd., Class A	20,410	335,186
China Greatwall Technology Group Co. Ltd., Class A(a)	111,200	264,227
GRG Banking Equipment Co. Ltd., Class A	83,400	150,426
Huaqin Technology Co. Ltd., Class A	27,800	396,258
IEIT Systems Co. Ltd., Class A	57,060	521,931
Ninestar Corp., Class A(a)	55,810	169,933
Shenzhen Transsion Holdings Co. Ltd., Class A	42,798	458,117
		2,296,078
Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	111,400	159,353
Transportation Infrastructure — 0.2%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	209,300	301,451
Shanghai International Airport Co. Ltd., Class A	41,722	189,091
		490,542
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,153,700	878,389
Total Common Stocks — 99.7% (Cost: $144,253,972)		238,434,480
Security	Shares	Value
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(b)	26,763	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $144,253,972)		238,434,480
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	230,000	230,000
Total Short-Term Securities — 0.1% (Cost: $230,000)		230,000
Total Investments — 99.8% (Cost: $144,483,972)		238,664,480
Other Assets Less Liabilities — 0.2%		556,805
Net Assets — 100.0%		$239,221,285

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$670,000	$—	$(440,000)(a)	$—	$—	$230,000	230,000	$19,574	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI China A ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	39	11/27/25	$595	$(14,993)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,181,569	$225,252,911	$—	$238,434,480
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	230,000	—	—	230,000
	$13,411,569	$225,252,911	$—	$238,664,480
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(14,993)	$—	$(14,993)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
JSC	Joint Stock Company